DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
DERIVATIVE FINANCIAL INSTRUMENTS

Our results of operations and operating cash flows are affected by changes in market prices for natural gas, NGLs and crude oil. To manage a portion of our exposure to price volatility from producing natural gas and crude oil, we utilize the following economic hedging strategies for each of our business segments.

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For natural gas and crude oil sales, we enter into derivative contracts to protect against price declines in future periods. While we structure these derivatives to reduce our exposure to changes in price associated with the derivative commodity, they also limit the benefit we might otherwise have received from price increases in the physical market; and

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For natural gas marketing, we enter into fixed-price physical purchase and sale agreements that qualify as derivative contracts. In order to offset the fixed-price physical derivatives in our natural gas marketing, we enter into financial derivative instruments that have the effect of locking in the prices we will receive or pay for the same volumes and period, offsetting the physical derivative.

We believe our derivative instruments continue to be effective in achieving the risk management objectives for which they were intended. As of December 31, 2012, we had derivative instruments in place for a portion of our anticipated production through 2016 for a total of 68,853 BBtu of natural gas and 3,754 MBbls of crude oil.

As of December 31, 2012, our derivative instruments were comprised of commodity floors, collars and swaps, basis protection swaps and physical sales and purchases.

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Floor options (puts) are arrangements where, if the index price falls below the fixed put strike price, we receive the market price from the purchaser and receive the difference between the put strike price and index price from the counterparty. If the index price exceeds the fixed put strike price, then no payment is due from us to the counterparty;

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Collars contain a fixed floor price and ceiling price (call). If the index price falls below the fixed put strike price, we receive the market price from the purchaser and receive the difference between the put strike price and index price from the counterparty. If the index price exceeds the fixed call strike price, we receive the market price from the purchaser and pay the difference between the call strike price and index price to the counterparty. If the index price is between the put and call strike price, no payments are due to or from the counterparty;

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Swaps are arrangements that guarantee a fixed price. If the index price is below the fixed contract price, we receive the market price from the purchaser and receive the difference between the index price and the fixed contract price from the counterparty. If the index price is above the fixed contract price, we receive the market price from the purchaser and pay the difference between the index price and the fixed contract price to the counterparty. If the index price and contract price are the same, no payment is due to or from the counterparty;

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Basis protection swaps are arrangements that guarantee a price differential for natural gas from a specified delivery point. For CIG-basis protection swaps, which have negative differentials to NYMEX, we receive a payment from the counterparty if the price differential is greater than the stated terms of the contract and pay the counterparty if the price differential is less than the stated terms of the contract. If the market price and contract price are the same, no payment is due to or from the counterparty; and

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Physical sales and purchases are derivatives for fixed-priced physical transactions where we sell or purchase third-party supply at fixed rates. These physical derivatives are offset by financial swaps: for a physical sale the offset is a swap purchase and for a physical purchase the offset is a swap sale.

The following table presents the location and fair value amounts of our derivative instruments on the balance sheets as of December 31, 2012 and 2011:

Derivatives instruments:		Balance sheet line item	2012	2011
			(in thousands)
Derivative assets:	Current
	Commodity contracts
	Related to natural gas and crude oil sales	Fair value of derivatives	$47,016	$51,220
	Related to affiliated partnerships (1)	Fair value of derivatives	4,707	8,018
	Related to natural gas marketing	Fair value of derivatives	302	1,528
	Basis protection contracts
	Related to natural gas marketing	Fair value of derivatives	17	43
			52,042	60,809
	Non Current
	Commodity contracts
	Related to natural gas and crude oil sales	Fair value of derivatives	6,671	34,938
	Related to affiliated partnerships (1)	Fair value of derivatives	—	6,134
	Related to natural gas marketing	Fair value of derivatives	203	103
	Basis protection contracts
	Related to natural gas marketing	Fair value of derivatives	9	—
			6,883	41,175
Total derivative assets			$58,925	$101,984

Derivative liabilities:	Current
	Commodity contracts
	Related to natural gas and crude oil sales	Fair value of derivatives	$1,744	$7,498
	Related to affiliated partnerships (2)	Fair value of derivatives	—	211
	Related to natural gas marketing	Fair value of derivatives	226	1,384
	Basis protection contracts
	Related to natural gas and crude oil sales	Fair value of derivatives	14,329	15,762
	Related to affiliated partnerships (2)	Fair value of derivatives	2,140	3,116
	Related to natural gas marketing	Fair value of derivatives	—	3
			18,439	27,974
	Non Current
	Commodity contracts
	Related to natural gas and crude oil sales	Fair value of derivatives	9,969	4,357
	Related to affiliated partnerships (2)	Fair value of derivatives	—	113
	Related to natural gas marketing	Fair value of derivatives	168	93
	Basis protection contracts
	Related to natural gas and crude oil sales	Fair value of derivatives	—	13,820
	Related to affiliated partnerships (2)	Fair value of derivatives	—	2,723
			10,137	21,106
Total derivative liabilities			$28,576	$49,080
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(1)
Represents derivative positions designated to our affiliated partnerships. Accordingly, our accompanying balance sheets include a corresponding payable to our affiliated partnerships representing their proportionate share of the derivative assets.

(2)
Represents derivative positions designated to our affiliated partnerships. Accordingly, our accompanying balance sheets include a corresponding receivable from our affiliated partnerships representing their proportionate share of the derivative liabilities.

The following table presents the impact of our derivative instruments on our statements of operations:

	Year Ended December 31,
	2012			2011			2010
Statement of operations line item	Reclassification of Realized Gains (Losses) Included in Prior Periods Unrealized	Realized and Unrealized Gains (Losses) For the Current Period	Total	Reclassification of Realized Gains (Losses) Included in Prior Periods Unrealized	Realized and Unrealized Gains (Losses) For the Current Period	Total	Reclassification of Realized Gains (Losses) Included in Prior Periods Unrealized	Realized and Unrealized Gains (Losses) For the Current Period	Total
	(in thousands)
Commodity price risk management gain (loss), net
Realized gains	$28,819	$20,597	$49,416	$10,329	$6,914	$17,243	$20,148	$26,947	$47,095
Unrealized gains (losses)	(28,819)	11,742	(17,077)	(10,329)	39,176	28,847	(20,148)	32,944	12,796
Total commodity price risk management gain, net	$—	$32,339	$32,339	$—	$46,090	$46,090	$—	$59,891	$59,891
Sales from natural gas marketing
Realized gains	$1,571	$599	$2,170	$1,827	$1,143	$2,970	$2,390	$3,991	$6,381
Unrealized gains (losses)	(1,571)	(87)	(1,658)	(1,827)	1,666	(161)	(2,390)	1,745	(645)
Total sales from natural gas marketing	$—	$512	$512	$—	$2,809	$2,809	$—	$5,736	$5,736
Cost of natural gas marketing
Realized losses	$(1,387)	$(642)	$(2,029)	$(1,441)	$(1,130)	$(2,571)	$(1,905)	$(3,996)	$(5,901)
Unrealized gains (losses)	1,387	214	1,601	1,441	(1,526)	(85)	1,905	(1,431)	474
Total cost of natural gas marketing	$—	$(428)	$(428)	$—	$(2,656)	$(2,656)	$—	$(5,427)	$(5,427)